Inventories	12 Months Ended
Dec. 31, 2019
Disclosure of Inventories [Abstract]
Inventories

9.	Inventories
	December 31,
	2 0 1 9	2 0 1 8

Finished goods	$1,900,624	$1,961,627
Work in process	109,247	79,914
Billets	1,791,802	2,046,143
Raw materials and supplies	2,760,319	4,576,732
Materials, spare parts and rollers	1,146,705	1,154,586
Materials in transit	534,516	319,420
	$8,243,213	$10,138,422

Non-current inventory:

	December 31,
	2 0 1 9	2 0 1 8

Coke	$747,300	$952,786
Spare parts	68,587	54,783
Rollers	144,486	140,009
Finished godos	353,095	353,095
	1,313,468	1,500,673

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$960,373	$1,147,578

The Company has $ 747,300 and $ 952,786 of coke inventory on hand as of December 31, 2019 and 2018 respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As of May 2020, Management expects that there will be recovery in the industries in which the Company operates; this would result in the blast furnace being restarted in the future. However, the Company has recorded an impairment to the blast furnace resulting in a book value of zero. The Company has continued incurring certain costs to maintain the assets in Lorain, including the blast furnace and the coke; such costs are expensed as incurred. In order to restart the blast furnace the Company will incur certain expenses for the restoration of the equipment, and there is still uncertainty on the date on which the blast furnace will restart operation. The Company cannot offer any guarantee of the eventual restarting of the blast furnace or when conditions will become economically feasible to do so.